Combined Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Net revenues
Revenues	$ 498	$ 0		$ 21,818
Operating cost and expenses
Digital assets, depreciation	62
Compensation and benefits	0	0		15,808
Depreciation and amortization	18	498		1,014
Loss on digital assets	(18)	(0)		(0)
Share-based compensation expense	795	236		102
Sales and marketing expenses	42	530		3,131
General and administrative expenses	1,676	2,421		2,537
Total operating cost and expenses	2,763	3,685		22,592
Loss from operations	(2,265)	(3,685)		(774)
Other income/(expenses)
Interest (expense)/income	338	121		(61)
Other income/(expense), net	5,351	(2,109)		70
Total other income/(expenses), net	5,689	(1,988)		9
(Loss)/income before income tax expense	3,424	(5,673)		(765)
Income tax expense	0	117		0
Net (loss)/income from continuing operations, net of tax	3,424	(5,790)		(765)
Unrealized losses on short-term investments	(17)	0		0
Net (loss)/income and comprehensive loss from continuing operations, net of tax	3,407	(5,790)		(765)
Discontinued operations
Income for the year from discontinued operations, net of income taxes	0	421		22
Net (loss)/income and comprehensive loss for the year	$ 3,407	$ (5,369)		$ (743)
(Loss)/income per share
(Loss)/ income per share from continuing operations, ordinary share - basic (in dollars per share)	$ 0.41	$ (1.31)		$ (0.27)
(Loss)/ income per share from continuing operations, ordinary share - diluted (in dollars per share)	0.41	(1.31)		(0.27)
(Loss)/ income per share from discontinued operations, ordinary share - basic (in dollars per share)		0.1		0.01
(Loss)/ income per share from discontinued operations, ordinary share - diluted (in dollars per share)		0.1		0.01
(Loss)/ income per share from continuing and discontinued operations, ordinary share - basic (in dollars per share)	0.41	(1.22)		(0.27)
(Loss)/ income per share from continuing and discontinued operations, ordinary share - diluted (in dollars per share)	$ 0.41	$ (1.22)		$ (0.27)
Weighted average number outstanding:
Weighted average number outstanding - basic (in shares)	8,434,320	4,406,557	[1]	2,800,000	[1]
Weighted average number outstanding - diluted (in shares)	8,434,320	4,406,557	[1]	2,800,000	[1]
Digital Assets [Member]
Net revenues
Revenues	$ 90	$ 0		$ 0
Operating cost and expenses
Digital assets, exclusive of depreciation	61	0		0
Digital assets, depreciation	62	0		0
E-Commerce [Member]
Net revenues
Revenues	119	0		0
Operating cost and expenses
Digital assets, exclusive of depreciation	91	0		0
Insurance Referral Services [Member]
Net revenues
Revenues	$ 289	$ 0		$ 21,818

[1]	On December 19, 2025, the Company held an Extraordinary General Meeting and shareholders approved a share consolidation such that every issued and unissued twenty (20) ordinary shares of par value US$0.0001 each will be consolidated into one (1) ordinary share of par value US$0.0020 each (the “Share Consolidation”).